Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Schedule of Future Minimum Commitment Under Binding Lease Agreeements	As of December 31, 2024, the future minimum commitment under binding operating lease agreements is as follows:
Lease of premises

2025	$80
$80